Expense Example, No Redemption - Short-Term Bond Fund of America	Aug. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,466
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	$ 1,221